SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of reserves within equity [abstract]
Basic and diluted loss per share attributable to the Company from continuing operations (Note 29)	$ (0.68)	$ (1.77)	$ (3.16)
Basic and diluted loss per share attributable to the Company (Note 29)	(0.82)	(1.78)	(3.14)
Basic and diluted loss per share attributable to the non-controlling interest	$ (0.23)	$ (0.01)	$ 0.02
Weighted average number of common shares outstanding	7,845,300	4,255,297	2,397,117